RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS
Schedule of right of use assets

	Land	Others	Total
	RMB	RMB	RMB
Cost:
Change in accounting policy (Note 1(a))	244,588	27,381	271,969
Balance at January 1, 2019	244,588	27,381	271,969
Increase	8,650	7,555	16,205
Decrease	(4,760)	(748)	(5,508)
Balance at December 31, 2019	248,478	34,188	282,666

Accumulated depreciation:
Balance as of January 1, 2019	—	—	—
Increase	9,233	5,728	14,961
Decrease	(129)	(26)	(155)
Balance as of December 31, 2019	9,104	5,702	14,806

Impairment loss:
Balance as of January 1, 2019	—	—	—
Increase	—	—	—
Decrease	—	—	—
Balance as of December 31, 2019	—	—	—

Net book value:
Balance as of January 1, 2019	244,588	27,381	271,969
Balance as of December 31, 2019	239,374	28,486	267,860